Financial Instruments and Financial Risk Management - Schedule of Effect of Change in Commodity Prices on Profit (Loss) (Details) - Commodity Price Risk $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($) USD_per_LB	Dec. 31, 2024 CAD ($) USD_per_LB
Disclosure of commodity price risk for financial instruments [line items]
Change in Profit Attributable to Shareholders (CAD$ in millions)	$ 73	$ 44
Copper
Disclosure of commodity price risk for financial instruments [line items]
Price (US$/lb.) | USD_per_LB	5.64	3.97
Change in Profit Attributable to Shareholders (CAD$ in millions)	$ 89	$ 52
Zinc
Disclosure of commodity price risk for financial instruments [line items]
Price (US$/lb.) | USD_per_LB	1.41	1.34
Change in Profit Attributable to Shareholders (CAD$ in millions)	$ 4	$ 1